Intangible Assets - Summary of goodwill was tested and no provision for impairment losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Goodwill Tested [Line Items]
Goodwill	R$ 699,624	R$ 555,175
Compass
Disclosure Of Goodwill Tested [Line Items]
Goodwill	287,397	287,866
SPS
Disclosure Of Goodwill Tested [Line Items]
Goodwill	162,290	162,290
Lacan
Disclosure Of Goodwill Tested [Line Items]
Goodwill	76,439	75,318
MAV
Disclosure Of Goodwill Tested [Line Items]
Goodwill	27,186	29,701
Verde [Member]
Disclosure Of Goodwill Tested [Line Items]
Goodwill	R$ 146,312	R$ 0